UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2020

BrandywineGLOBAL —

GLOBAL UNCONSTRAINED BOND FUND

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate positive returns that are independent of market cycles.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Unconstrained Bond Fund for the six-month reporting period ended April 30, 2020. Please read on for Fund performance during the Fund’s reporting period.

Special shareholder notice

There will be a change to the Fund’s principal investment strategy. Effective June 7, 2020, the weighted average effective duration of the Fund’s portfolio, including derivatives, is expected to range from -5 to +8 years (currently, -5 to +5 years). The Fund’s investments may be of any duration. For more information, please see the Fund’s prospectus supplement dated May 7, 2020.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

II	BrandywineGLOBAL — Global Unconstrained Bond Fund

Performance review

For the six months ended April 30, 2020, Class A shares of BrandywineGLOBAL — Global Unconstrained Bond Fund, excluding sales charges, returned -4.07%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexi, returned 0.76% for the same period. The Lipper Alternative Global Macro Funds Category Averageii returned -6.21% over the same time frame.

Performance Snapshot as of April 30, 2020 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Global Unconstrained Bond Fund:
Class A	-4.07%
Class C	-4.40%
Class C1[1]	-4.30%
Class FI	-4.00%
Class R	-4.16%
Class I	-3.88%
Class IS	-3.90%
FTSE 3-Month U.S. Treasury Bill Index	0.76%
Lipper Alternative Global Macro Funds Category Average	-6.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2020 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.62%, 2.05%, 2.23%, 2.71%, 2.44%, 3.02% and 3.13%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C, Class FI, Class R, Class I and Class IS shares were 2.03%, 2.68%, 2.39%, 2.86% and 3.11%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

BrandywineGLOBAL — Global Unconstrained Bond Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.10%, 1.84%, 1.60%, 1.25%, 1.43%, 0.98% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.70% for Class C1 shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

RISKS: Fixed-income securities are subject to interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds are generally subject to greater price volatility, illiquidity, and possibility of default than investment grade bonds. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Sovereign government and supranational debt involve many of the

IV	BrandywineGLOBAL — Global Unconstrained Bond Fund

risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. The Fund may be significantly overweight or underweight in certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or market sectors. While the portfolio managers may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The portfolio manager does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index and during times of market rallies, the Fund may not perform as well as other Funds that seek to outperform an index. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may increase volatility and possibility of loss. Active management does not ensure gains or protect against market declines. As a non-diversified fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury bills.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 224 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Global Unconstrained Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2020 and October 31, 2019 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2019 and held for the six months ended April 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-4.07%	$1,000.00	$959.30	1.20%	$5.85	Class A	5.00%	$1,000.00	$1,018.90	1.20%	$6.02
Class C	-4.40	1,000.00	956.00	1.86	9.05	Class C	5.00	1,000.00	1,015.61	1.86	9.32
Class C1	-4.30	1,000.00	957.00	1.69	8.22	Class C1	5.00	1,000.00	1,016.46	1.69	8.47
Class FI	-4.00	1,000.00	960.00	1.20	5.85	Class FI	5.00	1,000.00	1,018.90	1.20	6.02
Class R	-4.16	1,000.00	958.40	1.45	7.06	Class R	5.00	1,000.00	1,017.65	1.45	7.27
Class I	-3.88	1,000.00	961.20	0.85	4.14	Class I	5.00	1,000.00	1,020.64	0.85	4.27
Class IS	-3.90	1,000.00	961.00	0.75	3.66	Class IS	5.00	1,000.00	1,021.13	0.75	3.77

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

[1]	For the six months ended April 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2020

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 49.2%
Communication Services — 4.6%
Entertainment — 0.6%
Walt Disney Co., Senior Notes	4.625%	3/23/40	1,065,000	$1,330,097
Walt Disney Co., Senior Notes	4.700%	3/23/50	2,130,000	2,875,203
Total Entertainment				4,205,300
Media — 4.0%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	1.833%	4/1/21	31,020,000	31,025,593	(a)(b)
Total Communication Services				35,230,893
Consumer Discretionary — 3.1%
Automobiles — 2.2%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.183%	4/5/21	18,725,000	17,422,350	(b)
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., Senior Notes	3.600%	7/1/30	590,000	667,144
McDonald’s Corp., Senior Notes	3.625%	9/1/49	785,000	869,513
McDonald’s Corp., Senior Notes	4.200%	4/1/50	1,085,000	1,298,019
Total Hotels, Restaurants & Leisure				2,834,676
Specialty Retail — 0.4%
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	605,000	751,798
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	1,520,000	1,992,463
Total Specialty Retail				2,744,261
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	3.250%	3/27/40	690,000	751,332
Total Consumer Discretionary				23,752,619
Consumer Staples — 0.9%
Beverages — 0.1%
Coca-Cola Co., Senior Notes	4.125%	3/25/40	650,000	811,863
Household Products — 0.8%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	4,140,000	4,628,081
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	765,000	922,234
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	665,000	848,554
Total Household Products				6,398,869
Total Consumer Staples				7,210,732
Energy — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,730,000	6,297,742

See Notes to Financial Statements.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	15,405,000	$10,667,962
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	14,660,000	10,848,400	(a)
Total Energy				27,814,104
Financials — 26.7%
Banks — 14.3%
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	17,085,000	20,610,339	(b)
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.821%	3/10/23	16,735,000	16,127,045	(b)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.821%	3/17/23	15,405,000	14,858,609	(b)
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.063%	2/12/21	23,305,000	23,234,171	(b)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	2.016%	7/26/21	19,655,000	19,639,079	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	7,955,000	9,251,463	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	5,450,000	7,186,034	(b)
Total Banks				110,906,740
Capital Markets — 9.5%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.133%	2/22/21	26,410,000	25,792,337	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.433%	2/23/23	48,640,000	47,673,242	(b)
Total Capital Markets				73,465,579
Consumer Finance — 1.7%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.341%	11/5/21	13,000,000	12,890,745	(b)
Insurance — 1.2%
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.583%	1/13/23	9,870,000	9,523,965	(a)(b)
Total Financials				206,787,029
Health Care — 0.5%
Health Care Equipment & Supplies — 0.5%
Baxter International Inc., Senior Notes	3.950%	4/1/30	3,310,000	3,857,887	(a)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2020

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 4.9%
Aerospace & Defense — 0.3%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,195,000	$1,473,229
General Dynamics Corp., Senior Notes	4.250%	4/1/50	475,000	616,558
Total Aerospace & Defense				2,089,787
Air Freight & Logistics — 0.6%
United Parcel Service Inc., Senior Notes	5.200%	4/1/40	840,000	1,121,183
United Parcel Service Inc., Senior Notes	5.300%	4/1/50	2,430,000	3,489,358
Total Air Freight & Logistics				4,610,541
Industrial Conglomerates — 0.8%
3M Co., Senior Notes	3.050%	4/15/30	3,230,000	3,530,732
3M Co., Senior Notes	3.700%	4/15/50	2,120,000	2,538,646
Total Industrial Conglomerates				6,069,378
Machinery — 3.2%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	0.971%	3/15/21	25,220,000	25,134,787	(b)
Total Industrials				37,904,493
Information Technology — 3.8%
IT Services — 0.2%
Mastercard Inc., Senior Notes	3.350%	3/26/30	605,000	690,265
Mastercard Inc., Senior Notes	3.850%	3/26/50	610,000	764,357
Total IT Services				1,454,622
Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp., Senior Notes	4.750%	3/25/50	3,280,000	4,662,560
Intel Corp., Senior Notes	4.950%	3/25/60	1,160,000	1,671,628
Total Semiconductors & Semiconductor Equipment				6,334,188
Software — 2.1%
Oracle Corp., Senior Notes	3.600%	4/1/50	7,440,000	8,523,369
Oracle Corp., Senior Notes	3.850%	4/1/60	6,795,000	7,949,724
Total Software				16,473,093
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co., Senior Notes	6.200%	10/15/35	4,575,000	5,422,685
Total Information Technology				29,684,588
Materials — 1.1%
Metals & Mining — 1.1%
Anglo American Capital PLC, Senior Notes	5.625%	4/1/30	7,310,000	8,087,143	(a)
Total Corporate Bonds & Notes (Cost — $371,625,823)				380,329,488

See Notes to Financial Statements.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 20.3%
Brazil — 3.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	69,640,000	BRL	$14,384,903
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	68,610,000	BRL	14,436,510
Total Brazil					28,821,413
Colombia — 4.0%
Colombian TES, Bonds	6.000%	4/28/28	127,620,000,000	COP	30,778,938
Indonesia — 3.7%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	316,700,000,000	IDR	22,716,385
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	89,300,000,000	IDR	6,195,169
Total Indonesia					28,911,554
Mexico — 6.8%
Mexican Bonos, Bonds	8.000%	11/7/47	171,000,000	MXN	7,316,297
Mexican Bonos, Senior Notes	8.500%	5/31/29	408,100,000	MXN	19,132,492
Mexican Bonos, Senior Notes	7.750%	11/23/34	129,900,000	MXN	5,717,465
Mexican Bonos, Senior Notes	8.500%	11/18/38	440,600,000	MXN	19,966,396
Total Mexico					52,132,650
Poland — 2.1%
Republic of Poland Government Bond	5.250%	10/25/20	32,365,000	PLN	7,984,142
Republic of Poland Government Bond	2.000%	4/25/21	34,730,000	PLN	8,501,073
Total Poland					16,485,215
Total Sovereign Bonds (Cost — $205,188,073)					157,129,770
Collateralized Mortgage Obligations (c) — 11.8%
Angel Oak Mortgage Trust, 2019-6 A1	2.620%	11/25/59	7,569,273		7,675,776	(a)(b)
Angel Oak Mortgage Trust I LLC, 2019-2 A1	3.628%	3/25/49	4,392,131		4,543,289	(a)(b)
Benchmark Mortgage Trust, 2020-B16 A5	2.732%	2/15/53	11,560,000		12,268,205
Commercial Mortgage Trust, 2017-COR2 A3	3.510%	9/10/50	11,925,000		12,916,856
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.794%	5/15/36	5,365,000		5,255,089	(a)(b)
DBRR Trust, 2011-LC2 A4A	4.537%	7/12/44	10,576,929		10,732,655	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K087 A2	3.771%	12/25/28	12,130,000		14,496,745
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	3,837,506	EUR	3,729,510	(b)(d)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2020

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (c) — continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000	$9,453,164
Residential Mortgage Loan Trust, 2019-3 A1	2.633%	9/25/59	10,579,108	10,556,055	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $90,801,932)				91,627,344
U.S. Government & Agency Obligations — 10.3%
U.S. Government Obligations — 10.3%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.154%)	0.274%	1/31/22	56,830,000	56,905,851	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.234%	4/30/22	22,670,000	22,674,684	(b)
Total U.S. Government & Agency Obligations (Cost — $79,536,176)				79,580,535
Asset-Backed Securities — 2.4%
Towd Point Mortgage Trust, 2018-3 A2	3.875%	5/25/58	2,545,000	2,514,316	(a)(b)
Towd Point Mortgage Trust, 2018-5 A1	3.250%	7/25/58	15,532,959	16,106,638	(a)(b)
Total Asset-Backed Securities (Cost — $18,517,520)				18,620,954
Total Investments before Short-Term Investments (Cost — $765,669,524)				727,288,091

			Shares
Short-Term Investments — 8.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $62,734,720)	0.167%		62,734,720	62,734,720
Total Investments — 102.1% (Cost — $828,404,244)				790,022,811
Liabilities in Excess of Other Assets — (2.1)%				(16,491,060)
Total Net Assets — 100.0%				$773,531,751

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Financial Statements.

8	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

COP	— Colombian Peso

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PLN	— Polish Zloty

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At April 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro-BTP	324	6/20	$48,436,119	$49,210,679	$774,560
Contracts to Sell:
U.S. Treasury Long-Term Bonds	679	6/20	123,119,879	122,920,219	199,660
Net unrealized appreciation on open futures contracts					$974,220

At April 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	59,620,000	USD	42,762,415	Citibank N.A.	5/11/20	$(482,175)
USD	44,388,440	SGD	61,470,000	Citibank N.A.	5/11/20	796,251
SGD	1,850,000	USD	1,324,943	Goldman Sachs Group Inc.	5/11/20	(12,994)
MXN	39,800,000	USD	1,626,411	Citibank N.A.	5/13/20	21,350
MXN	316,200,000	USD	13,404,667	Citibank N.A.	5/13/20	(313,667)
MXN	574,800,000	USD	24,308,551	Citibank N.A.	5/13/20	(511,250)
USD	15,606,065	MXN	294,900,000	Citibank N.A.	5/13/20	3,396,907
MXN	31,000,000	USD	1,294,463	Goldman Sachs Group Inc.	5/13/20	(11,032)
USD	26,560,452	MXN	530,800,000	HSBC Securities Inc.	5/13/20	4,584,795
MXN	356,200,000	USD	14,821,287	JPMorgan Chase & Co.	5/13/20	(74,248)
MXN	546,800,000	USD	28,600,869	JPMorgan Chase & Co.	5/13/20	(5,962,797)
USD	1,348,081	MXN	26,100,000	JPMorgan Chase & Co.	5/13/20	267,514
USD	19,574,411	MXN	380,000,000	JPMorgan Chase & Co.	5/13/20	3,842,027
MXN	60,600,000	USD	2,447,682	UBS Securities LLC	5/13/20	61,220
CLP	11,320,000,000	USD	14,250,286	HSBC Securities Inc.	5/15/20	(685,738)
USD	6,221,989	CLP	5,345,000,000	HSBC Securities Inc.	5/15/20	(182,826)
USD	6,980,548	CLP	5,975,000,000	HSBC Securities Inc.	5/15/20	(179,185)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2020

BrandywineGLOBAL — Global Unconstrained Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	61,810,000	USD	38,342,288	Citibank N.A.	5/29/20	$1,940,216
USD	37,050,768	AUD	61,810,000	Citibank N.A.	5/29/20	(3,231,736)
CLP	12,170,000,000	USD	15,410,916	HSBC Securities Inc.	5/29/20	(824,259)
USD	10,978,345	CLP	9,445,000,000	HSBC Securities Inc.	5/29/20	(342,194)
NOK	240,900,000	USD	23,295,676	Citibank N.A.	6/5/20	222,698
NOK	362,500,000	USD	39,314,997	HSBC Securities Inc.	6/5/20	(3,925,165)
USD	15,564,609	NOK	163,900,000	HSBC Securities Inc.	6/5/20	(436,477)
HUF	7,560,000,000	USD	23,144,888	Citibank N.A.	6/11/20	343,389
HUF	21,980,000,000	USD	74,548,908	Citibank N.A.	6/11/20	(6,258,917)
JPY	3,371,400,000	USD	31,441,415	Citibank N.A.	6/11/20	(6,281)
JPY	4,119,000,000	USD	38,090,570	Citibank N.A.	6/11/20	315,230
USD	34,229,163	HUF	11,310,000,000	Citibank N.A.	6/11/20	(910,045)
USD	34,587,831	HUF	10,670,000,000	Citibank N.A.	6/11/20	1,437,048
USD	9,380,738	JPY	1,016,600,000	Citibank N.A.	6/11/20	(98,100)
USD	27,867,646	JPY	3,045,800,000	Citibank N.A.	6/11/20	(531,573)
USD	30,967,136	JPY	3,428,000,000	Citibank N.A.	6/11/20	(995,740)
CHF	16,880,000	USD	17,926,362	Goldman Sachs Group Inc.	6/11/20	(417,805)
USD	94,943,352	CHF	87,740,000	Goldman Sachs Group Inc.	6/11/20	3,936,195
USD	9,076,695	COP	34,830,000,000	JPMorgan Chase & Co.	6/11/20	312,887
USD	24,765,843	COP	100,610,000,000	JPMorgan Chase & Co.	6/11/20	(549,307)
EUR	29,320,000	USD	32,779,760	Citibank N.A.	6/12/20	(621,705)
USD	24,310,614	EUR	22,390,000	Citibank N.A.	6/12/20	(246,646)
EUR	33,520,000	USD	37,073,455	HSBC Securities Inc.	6/12/20	(308,857)
EUR	38,450,000	USD	44,080,041	HSBC Securities Inc.	6/12/20	(1,908,240)
KRW	18,990,000,000	USD	15,750,840	HSBC Securities Inc.	6/12/20	(154,457)
KRW	21,010,000,000	USD	17,603,008	HSBC Securities Inc.	6/12/20	(347,610)
KRW	30,550,000,000	USD	25,595,997	HSBC Securities Inc.	6/12/20	(505,449)
USD	38,438,810	EUR	35,150,000	HSBC Securities Inc.	6/12/20	(113,565)
USD	16,901,521	KRW	21,230,000,000	HSBC Securities Inc.	6/12/20	(534,562)
EUR	15,080,000	USD	16,856,726	JPMorgan Chase & Co.	6/12/20	(317,044)
USD	71,593,469	EUR	63,070,000	JPMorgan Chase & Co.	6/12/20	2,418,553
CLP	8,460,000,000	USD	10,101,251	HSBC Securities Inc.	6/15/20	43,880
GBP	59,860,000	USD	78,499,207	Barclays Bank PLC	6/16/20	(3,090,493)
USD	18,460,165	GBP	14,660,000	HSBC Securities Inc.	6/16/20	(7,789)
USD	56,217,274	GBP	45,200,000	HSBC Securities Inc.	6/16/20	(723,486)
THB	773,100,000	USD	23,814,805	JPMorgan Chase & Co.	6/22/20	80,305
USD	23,665,361	THB	773,100,000	JPMorgan Chase & Co.	6/22/20	(229,749)
CLP	40,557,000,000	USD	48,670,931	HSBC Securities Inc.	6/26/20	(18,450)
MYR	56,575,000	USD	13,073,368	Goldman Sachs Group Inc.	6/30/20	50,038

See Notes to Financial Statements.

10	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	108,525,000	USD	25,057,723	Goldman Sachs Group Inc.	6/30/20	$116,250
USD	21,405,310	ZAR	401,600,000	HSBC Securities Inc.	6/30/20	(128,145)
ZAR	401,600,000	USD	22,928,918	HSBC Securities Inc.	6/30/20	(1,395,464)
CZK	943,300,000	USD	37,944,489	HSBC Securities Inc.	7/9/20	232,384
BRL	7,700,000	USD	1,456,954	HSBC Securities Inc.	7/10/20	(47,825)
BRL	118,890,000	USD	23,369,501	HSBC Securities Inc.	7/10/20	(1,612,187)
USD	21,921,381	BRL	116,830,000	HSBC Securities Inc.	7/10/20	541,055
USD	31,467,574	BRL	165,510,000	HSBC Securities Inc.	7/10/20	1,178,626
KRW	34,110,000,000	USD	28,159,131	Citibank N.A.	7/13/20	(122,684)
USD	36,159,607	PLN	151,610,000	Citibank N.A.	7/15/20	(372,656)
USD	8,005,836	GBP	6,420,000	Citibank N.A.	7/22/20	(82,883)
GBP	6,420,000	USD	7,986,737	HSBC Securities Inc.	7/22/20	101,983
USD	61,613,491	CAD	86,920,000	JPMorgan Chase & Co.	7/23/20	(844,134)
CLP	1,880,000,000	USD	2,195,877	HSBC Securities Inc.	7/24/20	61,255
IDR	53,400,000,000	USD	3,359,547	JPMorgan Chase & Co.	7/27/20	189,786
USD	6,374,502	IDR	102,400,000,000	JPMorgan Chase & Co.	7/27/20	(431,709)
KRW	37,200,000,000	USD	30,275,901	Citibank N.A.	7/28/20	312,512
PLN	83,200,000	USD	19,830,062	Citibank N.A.	7/31/20	218,034
NZD	37,870,000	USD	23,136,866	HSBC Securities Inc.	8/3/20	79,687
Total						$(14,007,225)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2020

BrandywineGLOBAL — Global Unconstrained Bond Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CLP	— Chilean Peso

COP	— Colombian Peso

CZK	— Czech Koruna

EUR	— Euro

GBP	— British Pound

HUF	— Hungarian Forint

IDR	— Indonesian Rupiah

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

PLN	— Polish Zloty

SGD	— Singapore Dollar

THB	— Thai Baht

USD	— United States Dollar

ZAR	— South African Rand

Summary of Investments by Country*
United States	60.8%
Mexico	9.3
Canada	3.9
Colombia	3.9
Indonesia	3.7
Brazil	3.6
Germany	3.3
Poland	2.1
South Africa	1.0
Spain	0.5
Short-Term Investments	7.9
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2020 and are subject to change.

See Notes to Financial Statements.

12	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2020

Assets:
Investments, at value (Cost — $828,404,244)	$790,022,811
Cash	400,000
Unrealized appreciation on forward foreign currency contracts	27,102,075
Deposits with brokers for open futures contracts	7,691,254
Interest receivable	5,358,060
Deposits with brokers for OTC derivatives	4,490,000
Receivable for securities sold	3,292,893
Receivable for Fund shares sold	1,027,458
Foreign currency collateral for open futures contracts, at value (Cost — $804,469)	813,583
Receivable from broker — variation margin on open futures contracts	194,350
Deposits with brokers for centrally cleared swap contracts	210
Prepaid expenses	84,598
Total Assets	840,477,292

Liabilities:
Unrealized depreciation on forward foreign currency contracts	41,109,300
Payable for securities purchased	22,676,561
Payable for Fund shares repurchased	2,125,033
Investment management fee payable	322,694
Accrued foreign capital gains tax	138,048
Trustees’ fees payable	18,317
Service and/or distribution fees payable	6,901
Foreign currency overdraft, at value (Cost — $21)	21
Accrued expenses	548,666
Total Liabilities	66,945,541
Total Net Assets	$773,531,751

Net Assets:
Par value (Note 7)	$692
Paid-in capital in excess of par value	929,730,683
Total distributable earnings (loss)	(156,199,624)
Total Net Assets	$773,531,751

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	13

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2020

Net Assets:
Class A	$22,639,181
Class C	$2,486,201
Class C1	$305,077
Class FI	$71,649
Class R	$47,824
Class I	$451,356,907
Class IS	$296,624,912

Shares Outstanding:
Class A	2,039,212
Class C	226,606
Class C1	27,703
Class FI	6,377
Class R	4,324
Class I	40,409,031
Class IS	26,479,030

Net Asset Value:
Class A (and redemption price)	$11.10
Class C*	$10.97
Class C1 (and redemption price)	$11.01
Class FI (and redemption price)	$11.24
Class R (and redemption price)	$11.06
Class I (and redemption price)	$11.17
Class IS (and redemption price)	$11.20
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$11.36

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

14	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2020

Investment Income:
Interest	$15,246,468
Less: Foreign taxes withheld	(375,190)
Total Investment Income	14,871,278

Expenses:
Investment management fee (Note 2)	2,889,419
Transfer agent fees (Note 5)	663,230
Custody fees	164,058
Trustees’ fees	86,755
Registration fees	80,689
Legal fees	53,178
Service and/or distribution fees (Notes 2 and 5)	49,373
Fund accounting fees	39,336
Audit and tax fees	25,849
Commitment fees (Note 8)	24,557
Shareholder reports	16,074
Fees recaptured by investment manager (Note 2)	11,735
Insurance	7,201
Interest expense	101
Miscellaneous expenses	25,546
Total Expenses	4,137,101
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(481,331)
Net Expenses	3,655,770
Net Investment Income	11,215,508

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(21,452,539)	†
Futures contracts	9,785,410
Forward foreign currency contracts	(2,676,035)
Foreign currency transactions	(567,793)
Net Realized Loss	(14,910,957)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(12,868,826)	‡
Futures contracts	(5,674,866)
Forward foreign currency contracts	(14,335,685)
Foreign currencies	(589,991)
Change in Net Unrealized Appreciation (Depreciation)	(33,469,368)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(48,380,325)
Decrease in Net Assets From Operations	$(37,164,817)

†	Net of foreign capital gains tax of $23,831.

‡	Net of change in accrued foreign capital gains tax of $(138,048).

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended April 30, 2020 (unaudited) and the Year Ended October 31, 2019	2020	2019

Operations:
Net investment income	$ 11,215,508	$ 41,841,823
Net realized loss	(14,910,957)	(123,673,697)
Change in net unrealized appreciation (depreciation)	(33,469,368)	140,836,556
Increase (Decrease) in Net Assets From Operations	(37,164,817)	59,004,682

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,700,061)	(6,000,060)
Decrease in Net Assets From Distributions to Shareholders	(4,700,061)	(6,000,060)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	89,919,708	293,499,515
Reinvestment of distributions	3,877,028	5,176,861
Cost of shares repurchased	(274,095,323)	(719,485,731)
Decrease in Net Assets From Fund Share Transactions	(180,298,587)	(420,809,355)
Decrease in Net Assets	(222,163,465)	(367,804,733)

Net Assets:
Beginning of period	995,695,216	1,363,499,949
End of period	$ 773,531,751	$ 995,695,216

See Notes to Financial Statements.

16	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.62	$11.14	$12.28	$11.77	$11.75	$13.09

Income (loss) from operations:
Net investment income	0.12	0.38	0.35	0.29	0.26	0.23
Net realized and unrealized gain (loss)	(0.59)	0.14	(0.92)	0.35	0.12	(0.87)
Total income (loss) from operations	(0.47)	0.52	(0.57)	0.64	0.38	(0.64)

Less distributions from:
Net investment income	(0.05)	(0.04)	(0.39)	(0.13)	(0.20)	(0.36)
Net realized gains	—	—	(0.18)	—	(0.16)	(0.34)
Total distributions	(0.05)	(0.04)	(0.57)	(0.13)	(0.36)	(0.70)

Net asset value, end of period	$11.10	$11.62	$11.14	$12.28	$11.77	$11.75
Total return[3]	(4.07)%	4.69%	(4.84)%	5.45%	3.37%	(5.05)%

Net assets, end of period (000s)	$22,639	$29,822	$67,791	$126,963	$363,993	$478,872

Ratios to average net assets:
Gross expenses[4]	1.22%[5]	1.39%	1.29%	1.35%	1.31%	1.30%
Net expenses[4,6,7]	1.20 [5]	1.20	1.20	1.20	1.20	1.20
Net investment income	2.15 [5]	3.28	2.91	2.44	2.23	1.87

Portfolio turnover rate	73%	44%	46%	62%	30%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.49	$11.07	$12.19	$11.72	$11.75	$13.08

Income (loss) from operations:
Net investment income	0.08	0.30	0.28	0.22	0.18	0.15
Net realized and unrealized gain (loss)	(0.59)	0.15	(0.91)	0.33	0.13	(0.85)
Total income (loss) from operations	(0.51)	0.45	(0.63)	0.55	0.31	(0.70)

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.31)	(0.08)	(0.18)	(0.29)
Net realized gains	—	—	(0.18)	—	(0.16)	(0.34)
Total distributions	(0.01)	(0.03)	(0.49)	(0.08)	(0.34)	(0.63)

Net asset value, end of period	$10.97	$11.49	$11.07	$12.19	$11.72	$11.75
Total return[3]	(4.40)%	4.13%	(5.46)%	4.69%	2.74%	(5.56)%

Net assets, end of period (000s)	$2,486	$3,064	$5,429	$8,313	$10,307	$15,654

Ratios to average net assets:
Gross expenses	1.88%[4]	1.84%	1.83%	1.82%	1.83%	1.81%[5]
Net expenses[6]	1.86 [4,7]	1.84 [7]	1.83	1.82 [7]	1.83	1.81 [5]
Net investment income	1.48 [4]	2.65	2.31	1.87	1.59	1.26

Portfolio turnover rate	73%	44%	46%	62%	30%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.52	$11.08	$12.22	$11.73	$11.76	$13.08

Income (loss) from operations:
Net investment income	0.09	0.33	0.31	0.25	0.20	0.17
Net realized and unrealized gain (loss)	(0.59)	0.14	(0.92)	0.34	0.11	(0.85)
Total income (loss) from operations	(0.50)	0.47	(0.61)	0.59	0.31	(0.68)

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.35)	(0.10)	(0.18)	(0.30)
Net realized gains	—	—	(0.18)	—	(0.16)	(0.34)
Total distributions	(0.01)	(0.03)	(0.53)	(0.10)	(0.34)	(0.64)

Net asset value, end of period	$11.01	$11.52	$11.08	$12.22	$11.73	$11.76
Total return[3]	(4.30)%	4.28%	(5.18)%	5.04%	2.80%	(5.42)%

Net assets, end of period (000s)	$305	$434	$1,643	$2,016	$2,552	$3,592

Ratios to average net assets:
Gross expenses	1.71%[4]	1.60%	1.56%	1.60%[5]	1.70%[5]	1.70%[5]
Net expenses[6]	1.69 [4,7]	1.59 [7]	1.56	1.58 [5,7]	1.70 [5]	1.70 [5]
Net investment income	1.67 [4]	2.94	2.59	2.10	1.73	1.37

Portfolio turnover rate	73%	44%	46%	62%	30%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.76	$11.20	$12.33	$11.77	$11.74	$13.07

Income (loss) from operations:
Net investment income	0.12	0.42	0.36	0.30	0.27	0.24
Net realized and unrealized gain (loss)	(0.59)	0.17	(0.94)	0.31	0.12	(0.85)
Total income (loss) from operations	(0.47)	0.59	(0.58)	0.61	0.39	(0.61)

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.37)	(0.05)	(0.20)	(0.38)
Net realized gains	—	—	(0.18)	—	(0.16)	(0.34)
Total distributions	(0.05)	(0.03)	(0.55)	(0.05)	(0.36)	(0.72)

Net asset value, end of period	$11.24	$11.76	$11.20	$12.33	$11.77	$11.74
Total return[3]	(4.00)%	5.31%	(4.86)%	5.18%	3.46%	(4.89)%

Net assets, end of period (000s)	$72	$49	$128	$545	$3,294	$3,516

Ratios to average net assets:
Gross expenses	1.27%[4]	1.25%[5]	1.18%	1.15%	1.14%	1.13%[6]
Net expenses[7]	1.20 [4,8]	1.20 [5,8]	1.18	1.15	1.14	1.13 [6]
Net investment income	2.12 [4]	3.29 [5]	2.94	2.60	2.32	1.94

Portfolio turnover rate	73%	44%	46%	62%	30%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Ratios for the year ended October 31, 2019 do not reflect the one-time transfer agent fee adjustment of $306 related to a prior period over accrual. If this adjustment were included, the gross expense, net expense and net investment income ratios for Class FI shares for the year ended October 31, 2019 would have been 0.81%, 0.81%, and 3.68%, respectively.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.58	$11.12	$12.27	$11.79	$11.80	$13.13

Income (loss) from operations:
Net investment income	0.11	0.34	0.33	0.27	0.22	0.20
Net realized and unrealized gain (loss)	(0.59)	0.15	(0.92)	0.33	0.12	(0.86)
Total income (loss) from operations	(0.48)	0.49	(0.59)	0.60	0.34	(0.66)

Less distributions from:
Net investment income	(0.04)	(0.03)	(0.38)	(0.12)	(0.19)	(0.33)
Net realized gains	—	—	(0.18)	—	(0.16)	(0.34)
Total distributions	(0.04)	(0.03)	(0.56)	(0.12)	(0.35)	(0.67)

Net asset value, end of period	$11.06	$11.58	$11.12	$12.27	$11.79	$11.80
Total return[3]	(4.16)%	4.43%	(4.97)%	5.04%	3.03%	(5.25)%

Net assets, end of period (000s)	$48	$50	$48	$12	$12	$11

Ratios to average net assets:
Gross expenses	1.48%[4]	1.47%[5]	1.45%[5]	2.22%	1.58%[5]	1.56%[5]
Net expenses[6]	1.45 [4,7]	1.45 [5,7]	1.45 [5]	1.45 [7]	1.45 [5,7]	1.45 [5,7]
Net investment income	1.88 [4]	2.98	2.76	2.24	1.94	1.59

Portfolio turnover rate	73%	44%	46%	62%	30%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.69	$11.18	$12.32	$11.82	$11.77	$13.10

Income (loss) from operations:
Net investment income	0.14	0.41	0.40	0.35	0.30	0.27
Net realized and unrealized gain (loss)	(0.59)	0.15	(0.92)	0.32	0.12	(0.86)
Total income (loss) from operations	(0.45)	0.56	(0.52)	0.67	0.42	(0.59)

Less distributions from:
Net investment income	(0.07)	(0.05)	(0.44)	(0.17)	(0.21)	(0.40)
Net realized gains	—	—	(0.18)	—	(0.16)	(0.34)
Total distributions	(0.07)	(0.05)	(0.62)	(0.17)	(0.37)	(0.74)

Net asset value, end of period	$11.17	$11.69	$11.18	$12.32	$11.82	$11.77
Total return[3]	(3.88)%	5.05%	(4.45)%	5.70%	3.73%	(4.66)%

Net assets, end of period (millions)	$451	$541	$729	$799	$575	$633

Ratios to average net assets:
Gross expenses	1.02%[4]	0.99%[5]	0.93%[5]	0.89%[5]	0.86%[5]	0.86%[5]
Net expenses[6,7]	0.85 [4]	0.85 [5]	0.85 [5]	0.85 [5]	0.85 [5]	0.85 [5]
Net investment income	2.49 [4]	3.60	3.31	2.86	2.59	2.22

Portfolio turnover rate	73%	44%	46%	62%	30%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.73	$11.20	$12.35	$11.84	$11.78	$13.11

Income (loss) from operations:
Net investment income	0.15	0.43	0.41	0.36	0.31	0.29
Net realized and unrealized gain (loss)	(0.61)	0.16	(0.93)	0.34	0.12	(0.86)
Total income (loss) from operations	(0.46)	0.59	(0.52)	0.70	0.43	(0.57)

Less distributions from:
Net investment income	(0.07)	(0.06)	(0.45)	(0.19)	(0.21)	(0.42)
Net realized gains	—	—	(0.18)	—	(0.16)	(0.34)
Total distributions	(0.07)	(0.06)	(0.63)	(0.19)	(0.37)	(0.76)

Net asset value, end of period	$11.20	$11.73	$11.20	$12.35	$11.84	$11.78
Total return[3]	(3.90)%	5.26%	(4.41)%	5.87%	3.85%	(4.53)%

Net assets, end of period (millions)	$297	$422	$559	$677	$507	$576

Ratios to average net assets:
Gross expenses	0.77%[4]	0.76%	0.73%	0.73%	0.72%	0.72%[5]
Net expenses[6]	0.75 [4,7]	0.75 [7]	0.73	0.73	0.72	0.72 [5]
Net investment income	2.60 [4]	3.71	3.42	2.99	2.71	2.35

Portfolio turnover rate	73%	44%	46%	62%	30%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

24	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$380,329,488	—	$380,329,488
Sovereign Bonds	—	157,129,770	—	157,129,770
Collateralized Mortgage Obligations	—	91,627,344	—	91,627,344
U.S. Government & Agency Obligations	—	79,580,535	—	79,580,535
Asset-Backed Securities	—	18,620,954	—	18,620,954
Total Long-Term Investments	—	727,288,091	—	727,288,091
Short-Term Investments†	$62,734,720	—	—	62,734,720
Total Investments	$62,734,720	$727,288,091	—	$790,022,811
Other Financial Instruments:
Futures Contracts	$974,220	—	—	$974,220
Forward Foreign Currency Contracts	—	$27,102,075	—	27,102,075
Total Other Financial Instruments	$974,220	$27,102,075	—	$28,076,295
Total	$63,708,940	$754,390,166	—	$818,099,106

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$41,109,300	—	$41,109,300

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known

26	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

28	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2020, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $41,109,300. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

As of April 30, 2020, the Fund has posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $4,490,000 which could be used to reduce the required payment.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

30	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2020, there were $138,048 of capital gains tax liabilities accrued on unrealized gains.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.70%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended April 30, 2020, fees waived and/or expenses reimbursed amounted to $481,331.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires October 31, 2020	$310,111	—	—	—	$66	$129,719	—
Expires October 31, 2021	94,483	—	—	—	—	568,795	—
Expires October 31, 2022	79,634	$271	$83	$4	12	929,947	$39,598
Expires October 31, 2023	2,284	235	31	16	8	432,020	34,526
Total fee waivers/expense reimbursements subject to recapture	$486,512	$506	$114	$20	$86	$2,060,481	$74,124

For the six months ended April 30, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class A
LMPFA recaptured	$11,735

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other

32	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class C1 shares are not available for purchase by new or existing investors. Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges. There is a CDSC of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.

For the six months ended April 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$1,011
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$288,726,955	$342,636,145
Sales	377,451,917	452,433,697

At April 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$828,404,244	$19,781,023	$(58,162,456)	$(38,381,433)
Futures contracts	—	974,220	—	974,220
Forward foreign currency contracts	—	27,102,075	(41,109,300)	(14,007,225)

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$974,220	—	$974,220
Forward foreign currency contracts	—	$27,102,075	27,102,075
Total	$974,220	$27,102,075	$28,076,295

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$41,109,300

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$9,785,410	—	$9,785,410
Forward foreign currency contracts	—	$(2,676,035)	(2,676,035)
Total	$9,785,410	$(2,676,035)	$7,109,375

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(5,674,866)	—	$(5,674,866)
Forward foreign currency contracts	—	$(14,335,685)	(14,335,685)
Total	$(5,674,866)	$(14,335,685)	$(20,010,551)

34	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

During the six months ended April 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$14,709,972
Futures contracts (to sell)	79,110,931
Forward foreign currency contracts (to buy)	743,818,594
Forward foreign currency contracts (to sell)	642,049,256

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	—	$(3,090,493)	$(3,090,493)	—	$(3,090,493)
Citibank N.A.	$9,003,635	(14,786,058)	(5,782,423)	—	(5,782,423)
Goldman Sachs Group Inc.	4,102,483	(441,831)	3,660,652	$441,831	4,102,483
HSBC Securities Inc.	6,823,665	(14,381,930)	(7,558,265)	3,830,000	(3,728,265)
JPMorgan Chase & Co.	7,111,072	(8,408,988)	(1,297,916)	170,000	(1,127,916)
UBS Securities LLC	61,220	—	61,220	—	61,220
Total	$27,102,075	$(41,109,300)	$(14,007,225)	$4,441,831	$(9,565,394)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$33,561	$15,151
Class C	14,202	1,647
Class C1	1,423	365
Class FI	64	63
Class R	123	53
Class I	—	640,663
Class IS	—	5,288
Total	$49,373	$663,230

For the six months ended April 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,644
Class C	275
Class C1	36
Class FI	17
Class R	8
Class I	439,046
Class IS	39,305
Total	$481,331

6. Distributions to shareholders by class

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Net Investment Income:
Class A	$95,432	$208,161
Class C	3,331	12,250
Class C1	409	4,899
Class FI	204	248
Class R	160	135
Class I	2,660,828	3,198,759
Class IS	1,939,697	2,575,608
Total	$4,700,061	$6,000,060

7. Shares of beneficial interest

At April 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

36	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	133,575	$1,540,548	328,506	$3,775,507
Shares issued on reinvestment	8,606	93,378	18,389	206,146
Shares repurchased	(669,192)	(7,526,361)	(3,867,837)	(43,972,745)
Net decrease	(527,011)	$(5,892,435)	(3,520,942)	$(39,991,092)

Class C
Shares sold	8,222	$94,814	43,877	$492,466
Shares issued on reinvestment	261	2,805	994	11,074
Shares repurchased	(48,528)	(542,706)	(268,843)	(3,054,203)
Net decrease	(40,045)	$(445,087)	(223,972)	$(2,550,663)

Class C1
Shares sold	—	—	152	$2,155
Shares issued on reinvestment	37	$402	425	4,738
Shares repurchased	(9,961)	(116,486)	(111,229)	(1,284,407)
Net decrease	(9,924)	$(116,084)	(110,652)	$(1,277,514)

Class FI
Shares sold	2,260	$24,574	—	—
Shares issued on reinvestment	19	204	22	$248
Shares repurchased	(77)	(859)	(7,313)	(83,254)
Net increase (decrease)	2,202	$23,919	(7,291)	$(83,006)

Class R
Shares sold	10	$121	21	$241
Shares issued on reinvestment	15	160	12	135
Shares repurchased	(30)	(354)	(2)	(20)
Net increase (decrease)	(5)	$(73)	31	$356

Class I
Shares sold	5,352,190	$61,668,989	14,598,401	$167,254,068
Shares issued on reinvestment	170,214	1,858,732	213,028	2,394,440
Shares repurchased	(11,349,312)	(128,171,862)	(33,828,591)	(386,240,167)
Net decrease	(5,826,908)	$(64,644,141)	(19,017,162)	$(216,591,659)

Class IS
Shares sold	2,275,160	$26,590,662	10,594,368	$121,975,078
Shares issued on reinvestment	175,465	1,921,347	227,360	2,560,080
Shares repurchased	(11,929,137)	(137,736,695)	(24,775,014)	(284,850,935)
Net decrease	(9,478,512)	$(109,224,686)	(13,953,286)	$(160,315,777)

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

8. Redemption facility

The Fund and certain other participating funds within the Trust (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an upfront fee of 0.05%. For the six months ended April 30, 2020, the Fund incurred a commitment fee in the amount of $24,557. The Fund did not utilize the Redemption Facility during the six months ended April 30, 2020.

9. Deferred capital losses

As of October 31, 2019, the Fund had deferred capital losses of $88,013,684, which have no expiration date, that will be available to offset future taxable capital gains.

10. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s

38	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report

investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Semi-Annual Report	39

Board approval of management and

subadvisory agreements (unaudited)

At its November 2019 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management Agreement and Subadvisory Agreement are jointly referred to as the “Agreements.”) The Board met on October 11, 2019 and received a presentation from senior Fund management that reviewed the information provided by the Manager and the Subadviser. At such October meeting the trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 7, 2019. The Board, including the Independent Trustees, at its November 2019 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser, under the Management Agreement and Subadvisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers and the services rendered by the Subadviser. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board

40	BrandywineGLOBAL — Global Unconstrained Bond Fund

considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including cybersecurity programs.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board considered the Manager’s commitment to providing effective and efficient investment management and shareholder services. The Board also considered the Subadviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the fiscal year-end dates selected and the selection of a peer group. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year to discuss the factors affecting the Fund’s performance.

The Board noted that the Fund’s performance for the one-, three- and five-year periods ended June 30, 2019 placed the Class I Shares in the fourth quintile (the first quintile being the best performers and the fifth quintile being the worst performers). The Board considered that the Fund outperformed its benchmark index for the three-year and five-year periods. The Board also considered that the Fund’s Performance Universe included all retail and institutional alternative global macro funds which, unlike the Fund, may have significant equity exposure, and during strong equity market environments the Fund may lag such funds. The Board noted that its evaluation of the factors of the nature, extent and quality of

BrandywineGLOBAL — Global Unconstrained Bond Fund	41

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

services led it to conclude that, with respect to these factors and the factors affecting performance, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Subadviser, respectively. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver had been extended to December 31, 2021.

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients that were included in the same performance composite as the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were lower than the median of the Broadridge expense group (second and first quintiles, respectively) and the actual total expense ratio was lower than the Broadridge expense group median and the expense universe median (second quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratio for Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019 and 2018 (which corresponds to Legg Mason’s fiscal year end). The Board also received certain information showing historical profitability for fiscal years 2015 through 2019. The Board received a report from the independent consultant engaged by Legg Mason in February 2019 to assess the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

42	BrandywineGLOBAL — Global Unconstrained Bond Fund

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2015 through 2019 fiscal years and the effect of breakpoints during the 2015 and 2018 fiscal years. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

BrandywineGLOBAL — Global Unconstrained Bond Fund	43

Board approval of new management and

new subadvisory agreements (unaudited)

At a meeting held on April 6, 2020, the Fund’s Board of Trustees (the “Board”) approved a new management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and a new subadvisory agreement (“Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management Agreement and the Subadvisory Agreement are jointly referred to as the “Agreements.”) The meeting was held telephonically based on exemptive relief issued by the Securities and Exchange Commission, with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.

On March 9, 2020, during a telephonic meeting of the Board, the Board met with representatives of Legg Mason, Inc. (“Legg Mason”), the parent company of the Manager and the Subadviser, and representatives of Franklin Resources, Inc. (“Franklin Templeton”) to discuss Franklin Templeton’s acquisition of Legg Mason (the “Transaction”). The Board was advised that the Transaction would constitute a change of control under the Investment Company Act of 1940, as amended (the “1940 Act”), that would result in the termination of the Fund’s existing management agreement and subadvisory agreement (the “Existing Agreements”). On March 31, 2020 and April 2, 2020, the trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by Legg Mason, Franklin Templeton, the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering the Agreements. On April 6, 2020, the Board received a presentation from senior Fund management and representatives from Franklin Templeton and reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering the Agreements. Prior to the Board’s approval of the Agreements, as a part of the April 6 meeting the Independent Trustees further discussed the Agreements in an executive session with independent legal counsel and recommended their approval.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that the terms of the Agreements are identical to the Existing Agreements, except for the dates of execution, effectiveness and termination, and that the Board had considered and approved the renewal of the Existing Agreements in November 2019. The Board also considered that the Existing Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve the Agreements.

44	BrandywineGLOBAL — Global Unconstrained Bond Fund

In evaluating the Agreements, the Board considered the information previously provided for the November 2019 renewal of the Existing Agreements, updated with more recent statistics, information and representations. Among such information was the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management and Subadvisory Agreements, respectively, and information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates and the Manager’s supervisory activities over the Subadviser. The Board noted that Franklin Templeton and Legg Mason have informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and the Subadviser, including compliance and other non-advisory services. The Board also considered information received at regular meetings throughout the year. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account Franklin Templeton’s plans and intentions regarding the Fund and Legg Mason’s asset management business, including the preservation and continued operational and investment autonomy of the investment advisory businesses conducted by the Subadviser. The Board also considered its knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Manager and the capabilities of the Subadviser. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including liquidity management programs and cybersecurity programs. The Board also considered information about Franklin Templeton’s compliance and risk management programs.

The Board noted that it had reviewed the qualifications, backgrounds and responsibilities of the senior personnel currently serving the Fund and had met and reviewed the backgrounds and qualifications of the senior personnel of Franklin Templeton responsible for the management of the advisory business. The Board considered that Legg Mason had put in place retention incentives for key personnel at the Manager until the Transaction closes and Franklin Templeton had provided long-term retention mechanisms for certain personnel, and that Franklin Templeton had represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction. The Board considered Franklin Templeton’s and the Manager’s commitment to an effective transition and to continued high quality investment management and shareholder services following the Transaction.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc.

BrandywineGLOBAL — Global Unconstrained Bond Fund	45

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

(“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the year-end dates selected and the selection of a peer group and, therefore, recognized its limitations. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the one- and five year periods ended December 31, 2019 placed the Class I Shares in the fifth quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the three-year period ended December 31, 2019 placed the Class I Shares in the fourth quintile. The Board also reviewed updated performance information. In addition, based on their review of materials provided and assurances received, the Board determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided. The Board noted that its evaluation of the factors of the nature, extent and quality of services and performance led it to conclude that it was in the best interests of the Fund to approve the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”), payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Subadviser, respectively. The Board considered that the new Management Agreement does not change the Fund’s management fee rate or the computation method for calculating such fees. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver continued until December 31, 2021 and Franklin Templeton’s statement that it had no current intention to change that waiver after its expiration. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Board determined that the transaction would not increase the total fees payable by the Fund for management services.

46	BrandywineGLOBAL — Global Unconstrained Bond Fund

The Board received and reviewed an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes. The Manager reviewed with the Board the differences in services provided to these different types of accounts, including that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers, including the Subadviser. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were lower than the median of the Broadridge expense group (first and second quintiles) and the actual total expense ratio was lower than the Broadridge expense group median (second quintile) and lower than the expense universe median (second quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). It was noted that, while the Board has found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.

The Board was provided an overview of the process followed in conducting the profitability study and received an updated report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019, which corresponds to Legg Mason’s fiscal year end, and for the period from September 2019 to February 2020. The Board also received certain information showing historical profitability for fiscal years 2016 through 2019. The Board noted that it previously had received a report from the independent consultant engaged by Legg Mason to assess the methodologies used by Legg Mason for its profitability study in connection with its review of the Existing Agreements. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers and breakpoints during Legg Mason’s 2016 through 2019 fiscal years and for the pro forma fiscal year 2020. The Board noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to

BrandywineGLOBAL — Global Unconstrained Bond Fund	47

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

benefit from possible growth of the funds resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Manager’s profitability from its relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Board noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward. The Board also considered the potential benefits to shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and having access to a greater array of investment opportunities. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the funds. The Board considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. The Board also took note of information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement was in the best interests of the Fund.

48	BrandywineGLOBAL — Global Unconstrained Bond Fund

BrandywineGLOBAL —

Global Unconstrained Bond Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Global Unconstrained Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global Unconstrained Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Unconstrained Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013668 6/20 SR20-3899

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: June 24, 2020